Cover	Aug. 09, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 09, 2022
Entity File Number	001-40421
Entity Registrant Name	ARIES I ACQUISITION CORPORATION
Entity Central Index Key	0001841867
Entity Tax Identification Number	98-1578649
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	23 Lime Tree Bay
Entity Address, Address Line Two	P.O. Box 1569
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY-1110
City Area Code	630
Local Phone Number	386-5288
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	RAMMU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	RAM
Security Exchange Name	NASDAQ
Redeemable warrants, each warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Trading Symbol	RAMMW
Security Exchange Name	NASDAQ